Equity	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 13. Equity

The shareholders’ equity structure as of December 31, 2025 and June 30, 2025 are presented after giving retroactive effect to the reorganization of the Company that was completed on November 18, 2024. Immediately before and after reorganization, the Company, together with its subsidiary, were effectively controlled by the same shareholder; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

Authorized Shares

The Company has 500,000,000 authorized ordinary shares, no-par value per share.

Ordinary Shares

As of June 30, 2025, the Company has 10,000,000 Class A ordinary shares and 5,000,000 Class B outstanding and issued to the participating shareholders in connection with the reorganization of the Company.

On August 13, 2025, the Company completed its IPO the Nasdaq Capital Market and the Class A ordinary shares commenced trading under the ticker symbol “BUUU”. Under this offering, 1,500,000 Class A ordinary shares were issued at a price of $4 per share. On August 15, 2025, the Company closed its IPO of 1,500,000 Class A ordinary shares. Subsequently, on August 27, 2025, the underwriter partially exercised its over-allotment option to purchase an additional 175,000 Class A ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on September 3, 2025. The IPO and the exercise of the over-allotment option with net proceeds totaling $5,804,648 from the offering after deducting underwriting discounts and offering expenses of $895,352 from the gross proceeds totaling $6,700,000.

Upon the completion of IPO of the Company, IPO costs capitalized as of June 30, 2025 amounted to $204,964, together with other IPO costs incurred during the six months ended December 31, 2025 of $249,366, were charged to shareholders’ equity under share capital.

In November 2025 and December 2025, the Company issued 10,000 and 10,000 Class A ordinary shares, respectively, to the employee under 2025 equity incentive plan.

As of December 31, 2025, 11,695,000 Class A ordinary shares and 5,000,000 Class B ordinary shares were issued and outstanding.

Subscription receivable and share allotment

On November 7, 2024, BUUU, via a subscription agreement for aggregate proceeds of $19,800, issued 3,960,000 ordinary shares of BUUU to the pre-IPO investors. As of June 30, 2025, 2024 and 2023, proceeds to be received from this subscription were reflected in share capital and subscription receivable in the amount of $19,801.

Cash dividend

On September 1, 2024, BU Creation Limited, the subsidiary of the Company, declared a special dividend of approximately HK$71,000 per share (equivalent to approximately $9,140 per share) with respect to the 100 issued shares of BU Creation Limited or HK$7,100,000 (equivalent to $904,470) to the shareholders of BU Creation Limited, of which $495,663 was offset with the current account with shareholders. The dividend declared by BU Creation Limited has been fully paid at the date these unaudited interim condensed consolidated financial statements are issued.

On September 1, 2024, BU Workshop Limited, the subsidiary of the Company, declared a special dividend of approximately HK$14,000 per share (equivalent to approximately $1,802 per share) with respect to the 100 issued shares of BU Workshop Limited or HK$1,400,000 (equivalent to $178,346) to the shareholders of BU Workshop Limited, of which $79,082 was offset with the current account with shareholders. The dividend declared by BU Workshop Limited has been fully paid at the date these unaudited interim condensed consolidated financial statements are issued.